                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

                              THE MILESTONE FUNDS
                         TREASURY OBLIGATIONS PORTFOLIO

                                    ADVISER
                        Milestone Capital Management, L.P.

                               ------------------

                               SEMI-ANNUAL REPORT

                                  MAY 31, 1997

                                      THE
                                   MILESTONE
                                     FUNDS

TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Statement of Investments..........................       4

Statement of Assets and Liabilities...............       6

Statement of Operations...........................       7

Statements of Changes in Net Assets...............       8

Financial Highlights..............................    9-11

Notes to Financial Statements.....................   12-14

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
MAY 31, 1997

Dear Shareholder:

Throughout the first half of our fiscal year, the Fund sustained the steady pace of growth established during 1996. Investments from both on-going and new investors resulted in a 60% increase of the Fund's total assets from $1 billion at year end to over $1.6 billion as of May 30, 1997. We want to thank you for investing in the Fund, and we look forward to serving your cash management and liquidity needs throughout the remainder of 1997 and beyond.

Our team of professionals has worked hard over the last six months to anticipate and fully meet the expanding set of client relationship services and support systems required by institutional investors like yourself. We deliver information, execution, analytics, and documentation to the exact specifications of each individual investor using a wide range of mediums--including phone, facsimile, the internet, custom PC software, and Bloomberg. While technology plays an increasingly important role in our business, we do not want to lose sight of the importance of personal communication, access, and responsiveness. Our Portfolio Management and Research Team continues to be directly available to you and all our investors on a daily basis, and we encourage you to contact us as often as you would like for both routine assistance and special requests.

As always we welcome your feedback and input. Above all, we appreciate the opportunity to work together with you to help achieve your on-going short term investment objectives.

Sincerely,

/s/ JANET TIEBOUT HANSON                     /s/ MARC H. PFEFFER
JANET TIEBOUT HANSON                         MARC H. PFEFFER
Chairman of the Board of Trustees            Chief Investment Officer
The Milestone Funds                          Milestone Capital Management, L.P.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS
MAY 31, 1997 (Unaudited)
($ in Thousands)

---------------------------------------------------------------------------------------------------------------
                                                                                           VALUE
                             PRINCIPAL AMOUNT    INTEREST RATE    MATURITY DATE         (NOTE 1)
---------------------------------------------------------------------------------------------------------------
 UNITED STATES TREASURY OBLIGATIONS - 15.3%
 UNITED STATES TREASURY BILLS - 14.1%
                                      $ 5,000            5.50%          8/21/97         $  4,938
                                        7,500            5.37%          9/18/97            7,378
                                       67,500      5.15%-5.31%          1/08/98           65,334
                                       35,000      5.16%-5.57%          2/05/98           33,724
                                       30,000      5.37%-5.51%          3/05/98           28,743
                                       60,000      5.45%-5.66%          4/02/98           57,168
                                       40,000      5.47%-5.54%          4/30/98           37,958
                                                                                         -------
                                                                                         235,243
                                                                                         -------
UNITED STATES TREASURY NOTES - 1.2%
                                       10,000            5.63%         10/31/97           10,000
                                       10,000            6.00%         12/31/97           10,010
                                                                                         -------
                                                                                          20,010
                                                                                         -------
---------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (AMORTIZED COST $255,253)                       255,253
---------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 85.1%

Barclays de Zoete Wedd Securities, Inc., dated 5/30/97, repurchase price $80,037 (U.S. Treasury Bond: $14,697,
11.875%, 11/15/03; U.S. Treasury Notes: $62,084, 5.625%-6.75%, 5/31/97-11/30/01; aggregate market value $81,600)
                                       80,000            5.53%          6/02/97           80,000
Bear, Stearns & Co. Inc., dated 5/30/97, repurchase price $80,037 (U.S. Treasury Bills: $19,278,
6/5/97-5/28/98; U.S. Treasury Bonds: $1,485, 10.75%-11.625%, 11/15/02-8/15/03; U.S. Treasury Notes: $59,967,
4.75%-9.25%, 6/30/97-5/15/02; aggregate market value $81,826)
                                       80,000            5.55%          6/02/97           80,000
CIBC/Wood Gundy Securities Corp., dated 5/30/97, repurchase price $80,037 (U.S. Treasury Notes: $79,259,
5.375%-7.25%, 11/30/97-2/15/98; aggregate market value $81,602)
                                       80,000            5.52%          6/02/97           80,000
CS First Boston Corp., dated 5/30/97, repurchase price $75,034 (U.S. Treasury Bill: $15, 4/02/98; U.S.
Treasury Note: $75,710, 6.25%, 3/31/99; aggregate market value $76,512)
                                       75,000            5.50%          6/02/97           75,000
Chase Securities, Inc., dated 5/30/97, repurchase price $80,037 (U.S. Treasury Bills: $83,581,
9/25/97-11/28/97; aggregate market value $81,602)
                                       80,000            5.53%          6/02/97           80,000

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS (CONT'D)
MAY 31, 1997 (Unaudited)
($ in Thousands)

REPURCHASE AGREEMENTS - 85.1% (CONT'D)

Deutsche Morgan Grenfell/C.J. Lawrence, Inc., dated 5/30/97, repurchase price $75,035 (U.S. Treasury Notes:
$76,377, 4.75%-5.125%, 9/30/98-12/31/98; aggregate market value $76,500)

                                       75,000            5.55%          6/02/97           75,000

Deutsche Morgan Grenfell/C.J. Lawrence, Inc., dated 5/30/97, repurchase price $285,131 (U.S. Treasury Notes:
$280,025, 5.125%-7.75%, 11/30/97-12/31/99; aggregate market value $290,700)

                                      285,000            5.53%          6/02/97          285,000

Donaldson, Lufkin & Jenrette Securities Corp., dated 5/30/97, repurchase price $73,061 (U.S. Treasury Bill:
$21,326, 6/05/97; U.S. Treasury Note: $52,911, 5.625%, 10/31/97; aggregate market value $74,488)

                                       73,027            5.52%          6/02/97           73,027

HSBC Securities, Inc., dated 5/30/97, repurchase price $80,037 (U.S. Treasury Notes: $79,484, 5.875%-7.875%,
6/30/01-12/31/01; aggregate market value $81,604)

                                       80,000            5.52%          6/02/97           80,000

J.P. Morgan Securities, Inc., dated 5/30/96, repurchase price $75,035 (U.S. Treasury Bill: $77,288, 8/14/97, market value $76,501)

                                       75,000            5.52%          6/02/97           75,000

SBC Warburg, Inc., dated 5/30/97, repurchase price $360,167 (U.S. Treasury Bills: $7,517, 6/12/97-10/16/97;
U.S. Treasury Notes: $353,869, 5.00%-8.75%, 10/15/97-2/28/02; aggregate market value $367,250)

                                      360,000            5.55%          6/02/97          360,000

UBS Securities, L.L.C., dated 5/30/97, repurchase price $75,035 (U.S. Treasury Bonds: $15,110, 10.75%-11.875%,
11/15/02-11/15/03; U.S. Treasury Note: $53,570, 8.50%, 2/15/00; aggregate market value $76,500)

                                       75,000            5.53%          6/02/97           75,000


---------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $1,418,027)                                1,418,027
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (AMORTIZED COST $1,673,280) - 100.4%                                 1,673,280

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                                            (6,454)
---------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $1,666,826
---------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (Unaudited)

ASSETS:
  Investments, at value and cost (note 1)                      $  255,253,440
  Repurchase agreements, at value and cost (note 1)             1,418,027,000
  Cash                                                                  1,046
  Receivable for investment securities sold                         4,727,250
  Interest receivable                                                 736,742
  Deferred organization costs and prepaid expenses                    254,060
                                                               --------------
Total assets                                                    1,678,999,538
                                                               --------------
LIABILITIES:
  Advisory fee payable                                                136,065
  Shareholder Service fee payable-Investor Shares                      44,594
  Shareholder Service fee payable-Institutional Shares                 50,462
  Shareholder Service fee payable-Service Shares                        1,862
  Shareholder Service fee payable-Premium Shares                        5,664
  Distribution fee payable-Service Shares                                 426
  Distribution fee payable-Premium Shares                               4,687
  Dividends payable                                                 7,115,310
  Payable for investment securities purchased                       4,726,250
  Accrued expenses                                                     88,221
                                                               --------------
Total liabilities                                                  12,173,541
                                                               --------------
NET ASSETS                                                     $1,666,825,997
                                                               --------------
                                                               --------------
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  188,495,439
  Institutional Shares                                          1,369,600,218
  Financial Shares                                                 19,596,206
  Service Shares                                                    8,531,384
  Premium Shares                                                   80,602,750
                                                               --------------
NET ASSETS                                                     $1,666,825,997
                                                               --------------
                                                               --------------

SHARES OUTSTANDING
  Investor Shares                                                 188,495,448
                                                               --------------
                                                               --------------
  Institutional Shares                                          1,369,597,580
                                                               --------------
                                                               --------------
  Financial Shares                                                 19,596,032
                                                               --------------
                                                               --------------
  Service Shares                                                    8,531,417
                                                               --------------
                                                               --------------
  Premium Shares                                                   80,603,061
                                                               --------------
                                                               --------------

NET ASSET VALUE PER SHARE                                               $1.00
                                                               --------------
                                                               --------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $1,666,823,538
  Undistributed net realized gain                                       2,459
                                                               --------------
NET ASSETS                                                     $1,666,825,997
                                                               --------------
                                                               --------------

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1997 (Unaudited)

INVESTMENT INCOME:
  Interest                                                      $39,422,160
                                                                -----------
EXPENSES (note 2):
  Advisory fees                                                     724,598
  Administration fees                                                46,221
  Shareholder Service fees
     Investor Shares                                                207,662
     Institutional Shares                                           317,950
     Service Shares                                                   1,862
     Premium Shares                                                   5,664
  Distribution fees
     Service Shares                                                     426
     Premium Shares                                                   4,687
  Registration and filing fees                                      100,116
  Custodian fees and expenses                                        77,900
  Transfer agent fees and expenses                                   54,933
  Publication expenses and rating service fees                       41,826
  Accounting service fees                                            21,520
  Cash management fees                                               18,440
  Amortization of organization costs                                 15,565
  Reports to shareholders                                            14,110
  Legal fees                                                         13,828
  Audit fees                                                          9,972
  Insurance expense                                                   6,370
  Trustees' fees                                                      4,958
  Other expenses                                                      1,549
                                                                -----------
Total expenses                                                    1,690,157
  Fees waived (note 2)                                              (55,227)
                                                                -----------
Net expenses                                                      1,634,930
                                                                -----------
NET INVESTMENT INCOME                                            37,787,230
NET REALIZED GAIN ON INVESTMENTS                                      4,771
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $37,792,001
                                                                -----------
                                                                -----------


See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                         FOR THE SIX
                                           MONTHS
                                            ENDED             FOR THE YEAR
                                        MAY 31, 1997             ENDED
                                         (UNAUDITED)       NOVEMBER 30, 1996
                                      -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                $    37,787,230       $   42,132,617
  Net realized gain on investments               4,771                4,144
                                       ---------------       --------------
    Net increase in net assets
      resulting from operations             37,792,001           42,136,761
                                       ---------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income - Investor
    Shares                                  (4,181,624)          (4,744,317)
  Net investment income -
    Institutional Shares                   (33,317,002)         (37,388,300)
  Net investment income - Financial
    Shares                                    (138,915)                  --
  Net investment income - Service
    Shares                                     (37,762)                  --
  Net investment income - Premium
    Shares                                    (111,927)                  --
  Net realized gain on investments
    - Investor Shares                             (371)                (573)
  Net realized gain on investments
    - Institutional Shares                      (1,921)              (3,571)
  Net realized gain on investments
    - Financial Shares                             (20)                  --
  Net realized gain on investments
    - Service Shares                                --                   --
  Net realized gain on investments
    - Premium Shares                                --                   --
                                       ---------------       --------------
    Total distributions to
      shareholders                         (37,789,542)         (42,136,761)
                                       ---------------       --------------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares - Investor Shares         847,823,868        1,119,656,967
  Sale of shares - Institutional
    Shares                               4,622,704,083        6,057,708,590
  Sale of shares - Financial Shares        369,597,000                   --
  Sale of shares - Service Shares            9,775,783                   --
  Sale of shares - Premium Shares           80,758,003                   --
  Reinvested dividends - Investor
    shares                                   1,854,700            4,490,794
  Reinvested dividends -
    Institutional Shares                    21,478,261           23,817,018
  Reinvested dividends - Financial
    Shares                                     103,193                   --
  Reinvested dividends - Service
    Shares                                          --                   --
  Reinvested dividends - Premium
    Shares                                          --                   --
  Cost of shares repurchased -
    Investor Shares                       (744,098,214)      (1,123,505,861)
  Cost of shares repurchased -
    Institutional Shares                (4,171,757,907)      (5,413,511,051)
  Cost of shares repurchased -
    Financial Shares                      (350,104,161)                  --
  Cost of shares repurchased -
    Service Shares                          (1,244,366)                  --
  Cost of shares repurchased -
    Premium Shares                            (154,942)                  --
                                       ---------------       --------------
    Net increase in net assets from
      shares of beneficial interest        686,735,301          668,656,457
                                       ---------------       --------------
  Total Increase                           686,737,760          668,656,457
NET ASSETS:
  Beginning of period                      980,088,237          311,431,780
                                       ---------------       --------------
  End of period                        $ 1,666,825,997       $  980,088,237
                                       ---------------       --------------
                                       ---------------       --------------

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          INVESTOR
                                                           SHARES
                              -----------------------------------------------------------------
                              FOR THE SIX MONTHS                               FOR THE PERIOD
                                    ENDED               FOR THE YEAR         DECEMBER 30, 1994*
                                 MAY 31, 1997               ENDED                 THROUGH
                                 (UNAUDITED)          NOVEMBER 30, 1996      NOVEMBER 30, 1995
                              ------------------      -----------------      ------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                          $1.00                   $1.00                  $1.00
                                     -----                   -----                  -----
Net investment income                0.025                   0.050                  0.051
Dividends from net
  investment income                 (0.025)                 (0.050)                (0.051)
                                     -----                   -----                  -----
Ending net asset value
  per share                          $1.00                   $1.00                  $1.00
                                     -----                   -----                  -----
                                     -----                   -----                  -----
TOTAL RETURN                          5.08%(a)                5.11%                  5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                         0.41%(a)                0.45%                  0.38%(a)
  Net investment income               5.03%(a)                4.99%                  5.63%(a)
Net assets at the end of
  period (000's omitted)            $188,495                 $82,915                $82,273

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.01% and 0.14%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                       INSTITUTIONAL
                                                           SHARES
                              ----------------------------------------------------------------
                              FOR THE SIX MONTHS                              FOR THE PERIOD
                                    ENDED               FOR THE YEAR          JUNE 20, 1995*
                                 MAY 31, 1997               ENDED                 THROUGH
                                 (UNAUDITED)          NOVEMBER 30, 1996      NOVEMBER 30, 1995
                              ------------------      -----------------      -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                          $1.00                   $1.00                  $1.00
                                     -----                   -----                  -----
Net investment income                0.026                   0.052                  0.026
Dividends from net
  investment income                 (0.026)                 (0.052)                (0.026)
                                     -----                   -----                  -----
Ending net asset value
  per share                          $1.00                   $1.00                  $1.00
                                     -----                   -----                  -----
                                     -----                   -----                  -----
TOTAL RETURN                          5.30%(a)                5.37%                  5.76%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                         0.20%(a)                0.20%                  0.20%(a)
  Net investment income               5.24%(a)                5.21%                  5.69%(a)
Net assets at the end of
  period (000's omitted)          $1,369,600                $897,173               $229,159

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%, 0.02% and 0.17%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                          FINANCIAL            SERVICE            PREMIUM
                                                           SHARES              SHARES             SHARES
                                                       ---------------      -------------      -------------
                                                           FOR THE             FOR THE            FOR THE
                                                           PERIOD              PERIOD             PERIOD
                                                       MARCH 13, 1997*      MAY 2, 1997*       MAY 20, 1997*
                                                           THROUGH             THROUGH            THROUGH
                                                        MAY 31, 1997        MAY 31, 1997       MAY 31, 1997
                                                         (UNAUDITED)         (UNAUDITED)        (UNAUDITED)
                                                       ---------------      -------------      -------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                                  $1.00               $1.00              $1.00
                                                             -----               -----              -----
Net investment income                                        0.011               0.004              0.002
Dividends from net
  investment income                                         (0.011)             (0.004)            (0.002)
                                                             -----               -----              -----
Ending net asset value per
  share                                                      $1.00               $1.00              $1.00
                                                             -----               -----              -----
                                                             -----               -----              -----
TOTAL RETURN                                                  5.36%(a)            5.07%(a)           4.93%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                                    0.15%(a)            0.45%(a)           0.60%(a)
  Net investment income                                       5.35%(a)            5.07%(a)           4.94%(a)
Net assets at the end of
  period (000's omitted)                                   $19,596             $ 8,531            $80,603

(a) Annualized
*   Commencement of investment operations.

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (Unaudited)

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the 'Trust') was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the 'Portfolio') which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares, Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.


SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gain and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 1997 is the same as shown on the accompanying statement of investments.

CLASS SPECIFIC EXPENSES - Each share of the classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 1997 (Unaudited)

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.05%, 0.25%, 0.25% and 0.25% of the average daily net assets of the Institutional Shares, Investor Shares, Service Shares and Premium Shares, respectively. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement. For the six months ended May 31, 1997, the Adviser waived 55,227 of its shareholder servicing fee for the Institutional Shares.


The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. Pursuant to this plan, the Portfolio may

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 1997, there were no unreimbursed expenses payable by the Trust. For the six months ended May 31, 1997, the Portfolio incurred 0.06% and 0.21% of these distribution expenses for the Service and the Premium Shares, in the amounts of $426 and $4,687, respectively.

MGF Service Corp. acts as the Trust's transfer agent and dividend disbursing agent. Midwest Group Financial Services, Inc. (the 'Underwriter') serves as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

                                    Adviser
--------------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                               One Odell Plaza
                              Yonkers, NY 10701

                          Underwriter / Transfer Agent
--------------------------------------------------------------------------------
             Midwest Group Financial Services, Inc. / MGF Service Corp.
                                 P.O. Box 5354
                            Cincinnati, OH 45201-5354
                                 800-363-7660

                                 Primary Dealer
--------------------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                                New York, NY 10167

                           Administrator / Custodian
--------------------------------------------------------------------------------
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                                  Legal Counsel
                  Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                 919 Third Avenue
                                New York, NY 10022

                    This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                                The Milestone Funds
                      One Odell Plaza, Yonkers, New York 10701
                                   800-941-MILE